UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                   Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  10/31

Date of reporting period:   7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 80.10%	Shares	Fair Value

Automobiles, Parts & Equipment - 1.52%
Autoliv, Inc.	3,600	$203,652
Genuine Parts Co.	8,500	544,255
		747,907

Banking - Financial - 4.25%
B of I Holdings, Inc. (a)	16,400	330,788
Credit Suisse Group AG (b)	8,500	145,010
Northeastern Bancorp	45,900	387,396
Seacoast Banking Corp. of Florida (a)	191,642	268,299
SunTrust Banks, Inc.	18,500	437,525
U.S. Bancorp	15,530	520,255
		2,089,273

Communications, Broadcasting & Cable - 0.37%
SK Telecom Co., Ltd. (b)	13,300	184,471

Computer Software & Hardware - 6.11%
Cisco Systems, Inc.	29,000	462,550
Google, Inc. - Class A (a)	700	443,079
Hewlett-Packard Co.	9,500	173,280
Intel Corp.	15,000	385,500
International Business Machines Corp.	6,200	1,215,076
Microsoft Corp.	11,100	327,117
		3,006,602

Data Services - 3.67%
Automatic Data Processing, Inc.	6,700	378,885
Equifax, Inc.	9,800	459,032
Global Payments, Inc.	9,500	406,790
Total System Services, Inc.	11,000	260,150
Verisk Analytics, Inc. - Class A (a)	6,000	301,500
		1,806,357

Delivery and Freight Services - 1.51%
United Parcel Service, Inc. - Class B	9,800	740,978

Electric Components, Parts & Equipment - 6.57%
Avnet, Inc. (a)	21,600	680,400
Corning, Inc.	22,500	256,725
Gen-Probe, Inc. (a)	2,000	165,380
Linear Technology Corp.	21,500	693,375
Secom Co., Ltd. (b)	23,139	267,487
TE Connectivity, Ltd.	14,100	465,441
Texas Instruments, Inc.	12,200	332,328
Thermo Fisher Scientific, Inc.	2,000	111,340
Zebra Technologies Corp. - Class A (a)	7,480	258,359
		3,230,835
Energy - 6.30%
Anadarko Petroleum Corp.	5,000	347,200
ConocoPhillips	6,600	359,304
Exxon Mobil Corp.	5,323	462,303
Phillips 66	13,500	507,600
Noble Corp.	22,900	847,300
RPC, Inc.	13,500	181,575
Sasol Ltd. (b)	9,500	394,155
		3,099,437

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 80.10% - continued	Shares	Fair Value

Finance - 0.71%
Knight Capital Group, Inc. (a)	21,200	$218,996

Gold & Silver Ores - 0.57%
Allied Nevada Gold Corp. (a)	10,800	279,180

Healthcare - 3.47%
Becton, Dickinson & Co.	5,500	416,405
Cardinal Health, Inc.	5,500	236,995
Life Technologies Corp. (a)	7,808	342,615
St. Jude Medical, Inc.	12,500	467,000
Stryker Corp.	4,700	244,541
		1,707,556

Household Products - 3.70%
Colgate-Palmolive Co.	6,600	708,576
Kimberly-Clark Corp.	6,400	556,224
Procter & Gamble Co./The	8,627	556,787
		1,821,587

Industrial Conglomerates - 10.20%
3M Co.	10,700	976,161
Eaton Corp.	18,100	793,504
Emerson Electric Co.	11,400	544,578
General Electric Co.	23,300	483,475
Leggett & Platt, Inc.	5,200	120,536
Raven Industries, Inc.	26,684	873,367
Tyco International, Ltd.	22,275	1,223,788
		5,015,409

Industrial Machinery - 4.55%
Graco, Inc.	25,438	1,167,095
Illinois Tool Works, Inc.	8,300	451,022
Lincoln Electric Holdings, Inc.	15,500	618,140
		2,236,257

Insurance - 5.05%
Alleghany Corp. (a)	3,013	1,041,926
Aon Corp.	5,000	246,000
Berkshire Hathaway, Inc. - Class B (a)	6,500	551,460
National Western Life Insurance Co. - Class A	1,306	184,916
White Mountains Insurance Group, Ltd.	900	459,531
		2,483,833

Materials - 0.70%
Koninklijke DSM NV (b)	19,379	236,811
Resolute Forest Products (a)	11,500	105,570
		342,381

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 80.10% - continued	Shares	Fair Value

Packaged Foods - 3.42%
Archer-Daniels-Midland Company	16,000	$417,440
Campbell Soup Co.	15,500	513,205
PepsiCo, Inc.	10,300	749,119
		1,679,764

Pharmaceuticals - 3.59%
Bristol-Myers Squibb Co.	8,500	302,600
GlaxoSmithKline plc (b)	10,000	460,000
Novartis AG (b)	6,845	401,254
Novo Nordisk A/S (b)	1,300	200,902
Pfizer, Inc.	11,500	276,460
Teva Pharmaceutical Industries Ltd. (b)	3,000	122,670
		1,763,886

Publishing & Printing Media - 0.82%
John Wiley & Sons, Inc. - Class A	8,500	405,025

Restaurants - 1.53%
McDonald's Corp.	8,400	750,624

Retail Stores - 6.01%
Bed Bath & Beyond, Inc. (a)	7,000	426,650
Costco Wholesale Corp.	6,300	605,934
Family Dollar Stores, Inc.	2,500	165,200
Lowe's Companies, Inc.	23,500	596,195
Staples, Inc.	20,120	256,329
Tiffany & Co.	4,000	219,720
Walgreen Co.	8,000	290,880
Weis Markets, Inc.	9,100	396,123
		2,957,031

Services-Miscellaneous Amusement & Recreation - 0.80%
Reading International, Inc. - Class A (a)	26,300	129,922
Walt Disney Co./The	8,000	393,120
		523,042

Specialty Chemicals - 4.35%
PPG Industries, Inc.	9,000	985,140
Valspar Corp.	23,000	1,154,600
		2,139,740

Staffing Services - 0.33%
CDI Corp.	10,100	163,216

TOTAL COMMON STOCKS (Cost $28,009,858)		39,393,387

Real Estate Investment Trusts - 2.19%

Colony Financial, Inc.	11,481	210,676
EastGroup Properties, Inc.	3,800	203,225
Plum Creek Timber Co., Inc.	16,370	664,458

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $773,371)		1,078,359

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Preferred Stock - 0.88%	Shares	Fair Value

E. I. du Pont de Nemours & Co., callable on 10/19/2012 @ $120	4,000	$435,120

TOTAL PREFERRED STOCK (Cost $308,578)		435,120

	Principal
Corporate Bonds - 9.77%	Amount

Autozone, Inc., 5.875%, 10/15/2012	$200,000	$202,106
Bank Of America Corp., 0.798%, 09/15/2014 (g)	250,000	243,064
Chesapeake Energy Corp., 9.500%, 02/15/2015	300,000	324,000
Citigroup, Inc., 5.300%, 10/17/2012	200,000	201,912
Computer Science Corp., 5.500%, 03/15/2013	325,000	332,312
CWABS, Inc., 0.906%, 04/25/2032 (d) (g)	64,850	36,272
CWABS, Inc., 3.246%, 10/25/2032 (d) (g)	27,904	2,353
Duke Realty LP., 6.250%, 05/15/2013	300,000	310,225
Goldman Sachs Group Inc./The, 5.700%, 09/01/2012	400,000	401,607
HCA Holdings, Inc. 6.300%, 10/01/2012	300,000	302,625
IMPAC CMB Trust, 1.086%, 09/25/2034 (e) (g)	121,388	91,784
IMPAC CMB Trust, 1.146%, 10/25/2033 (e) (g)	103,451	97,126
Human Genome Sciences, Inc. 2.250%, 08/15/2012 (f)	500,000	502,500
Ingles Market, Inc. 8.875%, 05/15/2017	350,000	384,125
J.P. Morgan Chase & Co., 5.750%, 01/02/2013	300,000	306,363
Kinder Morgan, Inc. 6.500%, 09/01/2012	300,000	301,488
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (c)	125,000	-
Suntrust Bank, Inc., 0.761%, 04/01/2015 (g)	300,000	287,764
Tesoro Corp., 6.250%, 11/01/2012	265,000	267,319
Tesoro Corp., 6.500%, 06/01/2017	200,000	208,000

TOTAL CORPORATE BONDS (Cost $4,867,094)		4,802,945

Money Market Securities - 6.99%	Shares

Fidelity Institutional Money Market Portfolio, 0.26% (g)	3,438,171	$3,438,171

TOTAL MONEY MARKETS (Cost $3,438,171)		3,438,171

TOTAL INVESTMENTS (Cost $37,397,072) - 99.93%		$49,147,982

Other assets less liabilities - 0.07%		32,935

TOTAL NET ASSETS - 100.00%		$49,180,917

(a) Non-income producing.
(b) American Depositary Receipt.
(c) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(d) Asset-Backed Security.
(e) Collateralized mortgage obligation.
(f) Convertible corporate bond.
(g) Variable rate securities; the coupon rate shown represents the rate at July 31, 2012.

Tax Related
Unrealized appreciation		12,788,971
Unrealized depreciation		(1,050,944)
Net unrealized appreciation		$11,738,027

Aggregate cost of securities for income tax purposes		$37,409,955

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Marathon Value Portfolio
Related Notes to the Schedule of Investments - continued
Julyy 31, 2012
(Unaudited)

Fixed income securities, including corporate bonds, will be categorized as Level 1 securities when valued using market quotations in an active market. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$39,393,387	$-	$-	$39,393,387

Real Estate Investment Trusts	1,078,359	-	-	1,078,359

Preferred Stock	435,120	-	-	435,120

Corporate Bonds	-	4,802,945	** 0	4,802,945

Money Market	3,438,171	-	-	3,438,171

Total	$44,345,037	$4,802,945	$-	$49,147,982
* Refer to Schedule of Investments for industry classifications

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. There was no activity related to this security during the year, nor did the Fund purchase, sell, or hold any other Level 3 securities during the period. Therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

During the period ended July 31, 2012, the Fund had no transfers between Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period

Jones Villalta Opportunity Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 99.02%	Shares	Fair Value

Consumer Discretionary - 15.81%
Automobiles
Ford Motor Co.	19,360	$178,886

Hotels, Restaurants & Leisure
MGM Resorts International (a)	15,040	143,181

Household Durables
Toll Brothers, Inc. (a)	8,300	242,111

Media
Walt Disney Co. / The	4,310	211,793

Retailing
Best Buy Co., Inc.	7,005	126,720
Gap, Inc. / The	6,580	194,044
Home Depot, Inc. / The	3,195	166,715
		487,479

Consumer Staples - 4.16%
Beverages
PepsiCo, Inc.	3,360	244,373

Food & Staples Retailing
SUPERVALU, INC. (a)	35,740	88,278

Energy - 11.97%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	10,180	191,588
Chevron Corp.	1,565	171,493
ConocoPhillips	2,095	114,052
Exxon Mobil Corp.	2,890	250,996
Transocean Ltd. (a)	4,875	228,296
		956,425

Financials - 31.90%
Banks
Bank of America Corp.	52,290	383,809
Capital One Financial Corp.	6,175	348,826
JPMorgan Chase & Co.	11,850	426,600
Wells Fargo & Co.	11,915	402,846
		1,562,081

Financials
Citigroup, Inc.	14,660	397,726
Goldman Sachs Group, Inc. / The	3,315	334,483
		732,209

Insurance
Hartford Financial Services Group, Inc. / The	15,545	255,715

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 99.02% - continued	Shares	Fair Value

Health Care - 4.44%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	2,615	$181,010
Pfizer, Inc.	7,245	174,170
		355,180

Industrials - 4.69%
Industrial Conglomerates
General Electric Co.	18,045	374,434

Information Technology - 18.80%
Communications Equipment
Corning, Inc.	19,450	221,924

Computers & Peripherals
Dell, Inc.	14,600	173,448
Lexmark International, Inc. - Class A	4,355	76,169
		249,617

Semiconductors & Semiconductor Equipment
Intel Corp.	11,195	287,712

Software & Services
Microsoft Corp.	8,655	255,063

Technology Hardware & Equipment
Hewlett-Packard Co.	8,990	163,978
International Business Machines Corp.	1,655	324,347
		488,325

Materials - 2.92%
Chemicals
Mosaic Co. / The	2,000	116,220

Metals & Mining
Alcoa, Inc.	13,845	117,267

Services - 0.42%
Telecommunication Services
NII Holdings, Inc. (a)	5,020	33,885

Utilities - 3.91%
Electric Utilities
AES Corp. / The	25,880	312,113

TOTAL COMMON STOCKS (Cost $8,045,912)		7,914,271

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Money Market Securities - 0.11%	Shares	Fair Value

Fidelity Institutional Money Market Portfolio, 0.22% (b)	8,549	$8,549

TOTAL MONEY MARKET SECURITIES (Cost $8,549)		8,549

TOTAL INVESTMENTS (Cost $8,054,461) - 99.13%		$7,922,820

Other assets less liabilities - 0.87%		69,737

TOTAL NET ASSETS - 100.00%		$7,992,557

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2012.

Tax Related
Gross unrealized appreciation		$884,938
Gross unrealized depreciation		(1,019,208)
Net unrealized appreciation (depreciation)		$(134,270)

Aggregate cost of securities for income tax purposes		$8,057,090

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments - continued
July 31, 2012
 (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,914,271	$-	$-	$7,914,271

Money Market Securities	8,549	-	-	8,549

Total	$7,922,820	$-	$-	$7,922,820
* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended July 31, 2012, there were no transfers between levels.  The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Mutual Funds - 85.15%	Shares	Fair Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 83.46%

Akre Focus Fund - Institutional Class (b)	981,277	$14,699,536
Artisan International Fund - Investor Class	388,438	8,654,388
Delaware Select Growth Fund - Institutional Class (a)	214,441	8,575,512
FBR Focus Fund - Investor Class (a) (b)	245,102	11,865,400
Federated Kaufmann Small Cap Fund - Class A (a)	234,570	5,592,155
Fidelity Advisor Growth Opportunities Fund - Institutional Class (a)	211,158	8,695,477
Fidelity Capital Appreciation Fund	241,832	6,829,322
Fidelity Mega Cap Stock Fund	742,655	8,392,006
Fidelity Small Cap Discovery Fund (a)	446,138	9,569,654
Hennessy Cornerstone Growth Fund - Retail Class (a) (b)	568,358	6,570,223
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	356,380	9,130,443
Invesco Van Kampen American Value Fund - Institutional Class	391,243	11,674,680
John Hancock US Global Leaders Growth Fund - Institutional Class (a) (b)	252,166	8,931,703
JPMorgan Mid Cap Value Fund - Institutional Class	463,202	12,316,548
Longleaf Partners Small-Cap Fund	128,493	3,646,630
Mairs & Power Growth Fund	169,398	13,365,520
PRIMECAP Odyssey Aggressive Growth Fund (a)	481,609	8,996,460
Royce Special Equity Fund - Investor Class	219,855	4,597,165
SunAmerica Focused Dividend Strategy Portfolio - Class A	762,634	10,158,287
T Rowe Price New Horizons Fund - Retail Class (a)	251,457	8,622,460
Touchstone Sands Capital Select Growth Fund - Class Y (a)	879,403	10,535,247
Tweedy, Browne Global Value Fund	364,608	8,754,238
Virtus Foreign Opportunity Fund - Institutional Class (b)	612,652	14,666,900
Wasatch Core Growth Fund (a) (b)	138,766	5,450,744
Wasatch Emerging Markets Small Cap Fund (a)	1,704,482	4,278,250
Wasatch International Growth Fund (a)	283,744	5,802,571

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $227,715,571)		230,371,519

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.69% (c)

Aberdeen International Equity Fund - Instiutional Class	184,187	2,468,110
AllianceBernstein Growth and Income Fund - Advisor Class	184,697	701,847
Allianz NFJ Dividend Value Fund - Institutional Class	200	2,428
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,858
American Century International Discovery Fund - Institutional Class	250	2,322
Artisan International Small Cap Fund - Investor Class	150	2,845
Artisan International Value Fund - Investor Class	150	4,023
Artisan Mid Cap Value Fund - Investor Class	200	4,072
Artisan Small Cap Fund - Investor Class (a) (b)	67,621	1,322,665
Artisan Small Cap Value Fund - Investor Class	150	2,234
Berwyn Fund - Institutional Class (a)	100	3,038
BlackRock International Opportunities Portfolio - Institutional Class	100	3,068
Bridgeway Small Cap Growth Fund - Class N	205	2,429
Bridgeway Small Cap Value Fund - Class N	179	2,686
Brown Capital Management Small Company Fund - Investor Class (a)	109	5,022
Buffalo Small Cap Fund (a)	150	4,143
Columbia Acorn International - Class Z	100	3,728
Columbia Acorn Select - Class Z (a)	150	3,663
Columbia Small Cap Growth I Fund - Class Z (a)	100	2,900
Columbia Value and Restructuring Fund - Class Z	50	2,359
Delaware Value Fund - Institutional Class	144	1,725
Delaware Small Cap Value Fund - Institutional Class (a)	100	4,014
Delaware SMID Cap Growth Fund - Institutional Class (a)	100	2,760
DFA International Small Company Portfolio - Institutional Class	100	1,412
DFA U.S. Small Cap Value Portfolio	100	2,492
Dreyfus Opportunistic MidCap Value Fund - Class A	100	2,789
Dreyfus Opportunistic Small Cap Fund (a)	100	2,456
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,936
Fidelity Mid-Cap Stock Fund	150	4,233
Fidelity Small Cap Stock Fund (a)	150	2,543
Franklin Small Cap Value Fund - Advisor Class	100	4,271
Hartford International Opportunities Fund - Class Y	248	3,512

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Mutual Funds - 85.15% - continued	Shares	Fair Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.69% (c) - continued

Heartland Value Fund (a)	100	$3,951
Janus Overseas Fund - Class T (a)	100	3,016
Janus Venture Fund - Class T (a)	100	5,825
JPMorgan Small Cap Equity Fund - Class S	226	8,829
Longleaf Partners Fund	150	4,305
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class	36	405
Neuberger Berman Genesis Fund - Institutional Class	100	4,755
Oakmark International Fund - Institutional Class	150	2,634
Oakmark International Small Cap Fund - Institutional Class	150	1,856
Oakmark Select Fund - Institutional Class	150	4,608
Oberweis Micro-Cap Fund (a)	175	2,000
Oppenheimer International Small Company Fund - Class Y	100	1,972
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	3,007
Perkins Mid Cap Value Fund - Class T	200	4,234
Principal SmallCap Growth Fund I - Institutional Class (a)	200	2,224
Royce Low-Priced Stock Fund - Investor Class	150	2,101
Royce Opportunity Fund - Investor Class (a)	151	1,688
Royce Premier Fund - Investor Class	300	5,601
Royce Special Equity Fund - Investor Class	150	3,126
Royce Value Fund - Institutional Class	100	1,083
T. Rowe Price International Discovery Fund - Retail Class	150	6,183
T. Rowe Price Small-Cap Value Fund - Retail Class	100	3,689
Thornburg Core Growth Fund - Institutional Class (a)	115	2,092
Vanguard Strategic Equity Fund - Investor Class	100	1,999

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $4,639,712) (c)		4,664,765

TOTAL MUTUAL FUNDS (Cost $232,355,283)		235,036,284

Exchange-Traded Funds - 14.78%

Consumer Discretionary Select Sector SPDR Fund	107,245	4,669,447
Consumer Staples Select SPDR Fund	231,195	8,237,478
PowerShares High Yield Equity Dividend Achievers Portfolio	745,465	6,992,462
PowerShares QQQ Trust, Series 1	249,435	16,163,388
WisdomTree Equity Income Fund	100,385	4,719,099

TOTAL EXCHANGE-TRADED FUNDS (Cost $38,305,312)		40,781,874

Money Market Securities - 0.97%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.24% (d)	2,672,721	2,672,721

TOTAL MONEY MARKET SECURITIES (Cost $2,672,721)		2,672,721

TOTAL INVESTMENTS (Cost $273,333,316) - 100.90%		$278,490,879

Liabilities in excess of other assets - (0.90)%		(2,484,749)

TOTAL NET ASSETS - 100.00%		$276,006,130

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2012.

Tax Related
Unrealized appreciation		$7,782,450
Unrealized depreciation		(2,626,779)
Unrealized appreciation (depreciation)		$5,155,671

Aggregate cost of securities for income tax purposes		$273,335,208

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments
July 31, 2012
(Unaudited)

	Principal
Corporate Bonds - 14.51%	Amount	Fair Value

Ally Financial, Inc., 4.500%, 02/11/2014	$70,000	$72,362
Ally Financial, Inc., 5.500%, 02/15/2017	105,000	109,495
Ally Financial, Inc., 7.500%, 09/15/2020	130,000	152,100
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 01/31/2021	29,125	30,071
American International Group, 4.250%, 09/15/2014	35,000	36,609
American International Group, 5.050%, 10/01/2015	70,000	75,372
American International Group, 3.800%, 03/22/2017	70,000	72,830
American International Group, 6.400%, 12/15/2020	50,000	58,594
American International Group, 4.875%, 06/01/2022	205,000	218,672
AT&T, Inc., 1.700%, 06/01/2017	85,000	87,424
Bank of America Corp., 3.875%, 03/22/2017	245,000	256,023
Bank of America Corp., 5.700%, 01/24/2022	40,000	45,777
Citigroup, Inc., 4.587%, 12/15/2015	65,000	69,211
Citigroup, Inc., 4.450%, 01/10/2017	205,000	219,263
Citigroup, Inc., 4.500%, 01/14/2022	65,000	68,503
Delta Air Lines 2012-1 Class A Pass Through Trust, Series 071A, 4.750%, 05/07/2020	30,000	30,450
Delta Air Lines 2007-1 Class A Pass Through Trust, Series 071A, 6.821%, 08/10/2022	120,934	130,464
Discover Card Master Trust 2007-A2 Class A2, 0.808%, 06/15/2015 (b)	160,000	160,191
Entergy Arkansas, Inc., 5.000%, 07/01/2018	35,000	34,915
Entergy Texas, Inc., 3.600%, 06/01/2015	55,000	57,538
Ford Motor Credit Co. LLC, 3.875%, 01/15/2015	100,000	103,604
Ford Motor Credit Co. LLC, 2.750%, 05/15/2015	125,000	126,082
Ford Motor Credit Co. LLC, 4.207%, 04/15/2016 (a)	100,000	103,618
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016 (a)	65,000	67,144
Ford Motor Credit Co. LLC, 4.250%, 02/03/2017	90,000	94,039
Ford Motor Credit Co. LLC, 5.000%, 05/15/2018	140,000	149,570
General Electric Cap Corp., 1.625%, 07/02/2015	115,000	116,312
General Electric Cap Corp., 2.300%, 04/27/2017	200,000	204,680
Goldman Sachs Group, Inc., 3.625%, 02/07/2016	80,000	81,944
Goldman Sachs Group, Inc., 5.750%, 01/24/2022	140,000	153,207
Hartford Financial Services Group, 5.500%, 10/15/2016	60,000	65,080
Hartford Financial Services Group, 5.375%, 03/15/2017	65,000	70,232
Hartford Financial Services Group, 6.000%, 01/15/2019	105,000	114,866
Hartford Financial Services Group, 5.500%, 03/30/2020	57,000	61,593
Honda Auto Receivables Owner Trust 2012-1 Class A2, 0.570%, 09/16/2013	95,000	95,166
JPMorgan Chase & Co., 3.150%, 07/05/2016	115,000	121,023
JPMorgan Chase & Co., 4.500%, 01/24/2022	150,000	166,541
Liberty Mutual Group, 6.700%, 08/15/2016 (a)	25,000	28,163
Liberty Mutual Group, 5.000%, 06/01/2021 (a)	140,000	144,375
MetLife Institutional Funding, 1.700%, 06/29/2015 (a)	230,000	231,858
Morgan Stanley, 4.750%, 03/22/2017	185,000	187,897
Morgan Stanley, 5.500%, 07/28/2021	95,000	96,174
Morgan Stanley, 6.625%, 07/24/2042	120,000	120,960
Nationwide Financial Services., 5.375%, 03/25/2021 (a)	155,000	163,027
Northwest Airlines 2007-1 Class A Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/01/2019	63,897	68,530
Principal Life Global Funding II, 5.625%, 07/09/2014 (a) (b)	20,000	20,000
Prudential Holdings, LLC, 8.695%, 12/18/2023 (a)	41,000	50,872
Prudential Insurance Company of America / The, 8.300%, 07/01/2025 (a)	85,000	114,709
Simon Property Group LP, 2.150%, 09/15/2017	130,000	132,893
UAL 2007 Pass Trust, Series 071A, 6.636%, 07/02/2022	128,874	134,674
UNP RR CO 2004 Pass Trust, Series 04-1, 5.404%, 07/02/2025	60,928	69,595
UNP RR CO 2005 Pass Trust, Series 05-1, 5.082%, 01/02/2029	49,387	56,147
UNP RR CO 2006 Pass Trust, Series 06-1, 5.866%, 07/02/2030	29,314	35,111
US Airways 2010-1A PTT, Series A, 6.250%, 04/22/2023	84,190	88,610
US Airways 2011-1A PTT, Series A, 7.125%, 10/22/2023	39,357	42,112
US Airways 2012-1A PTT, Series A, 5.900%, 10/01/2024	70,000	72,800

TOTAL CORPORATE BONDS (Cost $5,529,070)		5,739,072

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

	Principal
Foreign Bonds Denominated in US Dollars - 2.05%	Amount	Fair Value

Barclays Bank PLC, 2.750%, 02/23/2015	$105,000	$106,466
Barclays Bank PLC, 3.900%, 04/07/2015	60,000	62,518
Credit Suisse / New York, NY, 2.200%, 01/14/2014	65,000	65,851
Deutsche Bank AG / London, 4.875%, 05/20/2013	45,000	46,388
Deutsche Telekom International Finance BV, 2.250%, 03/06/2017 (a)	155,000	156,882
ING Bank NV, 3.750%, 03/07/2017 (a)	165,000	170,543
Lloyds TSB Bank PLC, 4.200%, 03/28/2017	65,000	67,867
Royal Bank of Scotland PLC / The, 3.950%, 09/21/2015	50,000	51,386
UBS AG / Stamford, CT, 5.875%, 12/20/2017	70,000	81,165

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $785,583)		809,066

U. S. Treasury Notes - 7.31%

U.S. Treasury Note, 0.125%, 08/31/2013	2,775,000	2,773,590
U.S. Treasury Note, 3.000%, 03/15/2042	110,000	119,642

TOTAL U.S. TREASURY NOTES (Cost $2,888,058)		2,893,232

Asset-Backed Securities - 17.69%

Ally Master Owner Trust, Series 2011-1, Class A1, 1.110%, 01/15/2016 (b)	140,000	140,915
American Express Credit Account Master Trust 2010-1 Class A, 0.490%, 11/16/2015 (b)	40,000	40,065
Banc of America Commerical Mortgage, Inc., Series 2003-1, Class A2, 4.648%, 09/11/2036	53,250	53,904
Banc of America Commerical Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 07/10/2044 (b)	105,000	119,893
Banc of America Commerical Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 02/10/2051	70,000	81,278
Bank of America Auto Trust, Series 2012-1, Class A2, 0.590%, 09/15/2013	105,000	105,114
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.186%, 05/11/2039 (b)	34,529	35,747
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 01/15/2021	61,511	66,638
Chase Issuance Trust, Series 2005-A11, Class A, 0.310%, 12/15/2014 (b)	175,000	175,030
Chase Issuance Trust, Series 2011-A3, Class A3, 0.360%, 12/15/2015 (b)	100,000	100,103
Chrysler Financial Auto Securitization, Series 2009-A, Class A3, 2.820%, 01/15/2016	2,518	2,522
Citibank Credit Card Issuance Trust, Series 2007-A7, Class A7, 0.597%, 08/20/2014 (b)	140,000	140,024
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.250%, 12/23/2014	110,000	110,802
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A4, 5.534%, 04/15/2040 (b)	35,000	37,360
CS First Boston Mortgage Securities, Series 2002-CP5, Class A2, 4.940%, 12/15/2035	10,081	10,126
CS First Boston Mortgage Securities, Series 2005-10, Class 7A1, 5.000%, 09/25/2015	2,375	2,347
CS Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 03/27/2037 (a) (b)	29,974	30,596
Discover Card Master Trust, Series 2009-A2, Class A, 1.549%, 02/17/2015 (b)	135,000	135,070
Fannie Mae, 3.000%, 09/01/2012 (d)	1,505,000	1,561,908
Fannie Mae, Pool # 464398, 5.970%, 01/01/2040	19,495	23,319
Fannie Mae, Pool # 464400, 5.970%, 01/01/2040	14,621	17,489
Fannie Mae, Pool # 465468, 3.330%, 07/01/2020	91,689	100,696
Fannie Mae, Pool # 466284, 3.330%, 10/01/2020	97,453	106,100
Fannie Mae, Pool # 466319, 3.230%, 11/01/2020	107,027	115,850
Fannie Mae, Pool # 466582, 0.711%, 11/01/2020 (b)	650,000	651,290
Fannie Mae, Pool # 466890, 5.100%, 12/01/2040	24,540	28,426
Fannie Mae, Pool # 468338, 0.666%, 06/01/2018 (b)	120,000	120,290
Fannie Mae, Pool # 468625, 0.636%, 07/01/2018 (b)	50,000	50,508
Fannie Mae, Pool # 468910, 0.646%, 08/01/2018 (b)	187,062	191,369
Fannie Mae, Pool # AA4328, 4.000%, 04/01/2024	113,342	121,315
Fannie Mae, Pool # AB2822, 2.500%, 03/01/2026	52,610	54,817
Fannie Mae, Pool # AE0879, 4.000%, 11/01/2025	90,141	96,482
Fannie Mae Aces, Series 2012-M6, Class AFL, 1.840%, 04/25/2031 (b)	259,800	261,525
Fannie Mae REMICS, Series 2010-46, Class A, 4.000%, 05/25/2024	22,453	22,856

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

	Principal
Asset-Backed Securities - 17.69% - continued	Amount	Fair Value

FDIC Trust, Series 2011-C1, Class A, 1.840%, 04/25/2031 (a) (b)	$74,072	$75,188
Ford Credit Auto Owners Trust, Series 2009-D, Class A3, 2.170%, 10/15/2013	2,879	2,883
Ford Credit Auto Owners Trust, Series 2012-B, Class A2, 0.570%, 01/15/2015	170,000	170,198
Ford Credit Auto Owners Trust, Series 2012-C, Class A2, 0.470%, 04/15/2015	75,000	75,043
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	108,022	114,494
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 07/15/2027	37,637	38,549
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A4, 5.145%, 07/10/2037	35,815	36,771
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.189%, 07/10/2039 (b)	20,000	21,321
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210%, 06/15/2016	70,000	71,046
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.111%, 07/05/2035	77,554	78,809
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/2036	25,000	26,486
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 03/10/2039	30,000	34,074
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 1.103%, 03/06/2020 (a) (b)	81,293	81,034
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.983%, 08/10/2045 (b)	265,000	299,496
Hertz Vehicle Financing, LLC, Series 2009-2A, Class A1, 4.260%, 03/25/2013 (a)	100,000	101,553
Hertz Vehicle Financing, LLC, Series 2011-1A, Class A1, 2.200%, 03/25/2015 (a)	160,000	164,097
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.300%, 05/25/2036 (b)	35,000	22,119
Honda Auto Receivables Owner Trust, Series 2010-3, Class A3, 0.700%, 04/21/2014	28,640	28,681
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.030%, 08/15/2013	2,304	2,305
Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.970%, 04/15/2015	26,813	26,910
Hyundai Auto Receivables Trust, Series 2012-B, Class A2, 0.540%, 01/15/2015	155,000	155,183
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2012-CBX, Class A1, 0.958%, 06/16/2045	88,358	88,752
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A2, 0.350%, 11/15/2013 (b)	69,198	69,207
Mid-State Trust, Series 11, Class A1, 4.864%, 07/15/2038	17,585	18,181
NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.591%, 12/07/2020 (b)	144,717	145,226
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2A, 0.515%, 08/25/2033 (b)	17,097	13,243
SLM Student Loan Trust, Series 2007-1, Class A3, 0.481%, 07/25/2018 (b)	46,664	46,649
Structured Asset Securities Corp., 2005-S6, Class A2, 0.816%, 11/25/2035 (b)	7,271	6,712
Structured Asset Securities Corp., 2005-S7, Class A2, 0.536%, 12/25/2035 (a) (b)	22,970	17,310
Structured Asset Securities Corp., 2006-S2, Class A2, 5.500%, 06/25/2036 (b)	71,911	38,098
USAA Auto Owner Trust, Series 2010-1, Class A3, 1.300%, 06/16/2014	15,135	15,154

TOTAL ASSET-BACKED SECURITIES (Cost $6,902,499)		6,996,546

Mutual Funds - 53.44%	Shares

Akre Focus Fund - Institutional Class	90,048	1,348,918
Artisan International Fund	45,759	1,019,519
Delaware Select Growth Fund (c)	28,030	1,120,914
FBR Focus Fund (c)	26,829	1,298,793
Federated Kaufmann Small Cap Fund - Class A (c)	28,464	678,582
Fidelity Advisor Growth Opportunities Fund - Institutional Class (c)	8,849	364,412
Fidelity International Small Cap Fund	100	1,833
Fidelity Mega Cap Stock Fund	27,928	315,591
Fidelity Small Cap Discovery Fund (c)	52,748	1,131,441

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Balanced Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Mutual Funds - 53.44% - continued	Shares	Fair Value

Hennessy Cornerstone Growth Fund	111,524	$1,289,216
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class (c)	17,826	456,704
Invesco Van Kampen American Value Fund	41,802	1,247,362
John Hancock US Global Leaders Growth Fund (c)	36,785	1,302,925
JPMorgan Mid Cap Value Fund	49,388	1,313,226
Longleaf Partners Small-Cap Fund	88	2,512
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (c)	100	2,273
Mairs & Power Growth Fund	16,022	1,264,099
Morgan Stanley Focus Growth Fund - Institutional Class (c)	100	3,738
PRIMECAP Odyssey Aggressive Growth Fund (c)	12,704	237,313
SunAmerica Focused Dividend Strategy Portfolio	88,913	1,184,322
T Rowe Price New Horizons Fund (c)	42,607	1,460,980
Touchstone Large Cap Growth Fund - Class Y (c)	102,049	1,222,545
Tweedy Browne Global Value Fund	25,112	602,931
Virtus Foreign Opportunity Fund - Institutional Class	54,961	1,315,776
Wasatch Emerging Markets Small Cap Fund (c)	380,001	953,802

TOTAL MUTUAL FUNDS (Cost $21,048,718)		21,139,727

Exchange-Traded Funds - 7.21%

Consumer Discretionary Select Sector SPDR Fund	12,135	528,358
Consumer Staples Select Sector SPDR Fund	33,725	1,201,622
PowerShares QQQ Trust, Series 1	17,310	1,121,688

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,564,931)		2,851,668

Money Market Securities - 1.80%

Fidelity Institutional Money Market Portfolio - Class I, 0.24% (e)	712,495	$712,495

TOTAL MONEY MARKET SECURITIES (Cost $712,495)		712,495

TOTAL INVESTMENTS (Cost $40,431,354) - 104.01%		$41,141,806

Liabilities in excess of other assets - (4.01)%		(1,585,983)

TOTAL NET ASSETS - 100.00%		$39,555,823

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Variable rate security; the rate shown represents the rate at July 31, 2012.
(c) Non-income producing.
(d) Date shown represents next reset date as of July 31, 2012.
(e) Variable rate security; the money market rate shown represents the rate at July 31, 2012.

		Acquisition	Maturity	Notional	Appreciation/
Credit Default Swaps (f)	Counterparty	Date	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index	Goldman Sachs	4/11/2012	6/20/2017	$(871,200)	$9,434
CDX North America Investment Grade Credit Default Swap Index	Goldman Sachs	6/1/2012	6/20/2017	(800,000)	7,278
				$(1,671,200)	$16,712

(f) - See related notes to the financial statements.

Tax Related
Unrealized appreciation					$1,059,823
Unrealized depreciation					(340,962)
Unrealized appreciation (depreciation)					$718,861

Aggregate cost of securities for income tax purposes					$40,439,657

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes.  Long-term capital gains are broken out as such.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America, GAAP, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
 (Unaudited)

readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
 (Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of July 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$230,371,519	$-	$-	$230,371,519

Mutual Funds - less than 1% of net assets	4,664,765	-	-	4,664,765

Exchange-Traded Funds	40,781,874	-	-	40,781,874

Money Market Securities	2,672,721	-	-	2,672,721

Total	$278,490,879	$-	$-	$278,490,879

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period. During the period ended July 31, 2012, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Balanced Fund’s investments as of July 31, 2012:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$5,739,072	$-	$5,739,072
Foreign Bonds Denominated in U.S. Dollars	-	809,066	-	809,066
U.S. Treasury Obligations	-	2,893,232	-	2,893,232
Asset-Backed Securities	-	6,996,546	-	6,996,546
Mutual Funds	21,139,727	-	-	21,139,727
Exchange-Traded Funds	2,851,668	-	-	2,851,668
Money Market Securities	712,495	-	-	712,495
Total	$24,703,890	$16,437,916	$-	$41,141,806

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
 (Unaudited)

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments**	$-	$16,712	$-	$16,712
Total	$-	$16,712	$-	$16,712
** Credit Default Swaps (reflects net appreciation as of 7/31/12)

The SMI Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2012, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The SMI Balanced Fund may obtain exposure to the fixed income market by investing in credit default swap (“CDX”) contracts. The Fund used CDX contracts as an additional avenue in which to bring value to the Fund. The Fund may use CDX contracts as an alternative to buying, selling, or holding certain securities in the fixed income market. The use of CDX contracts may provide a less expensive, more expedient, or more specifically focused way to invest than traditional fixed income securities would. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. The Fund may also invest in CDX index products and options thereon that allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

The Fund enters into CDX contracts to gain exposure or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund participates in credit default transactions are “over the counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based markets. When the Fund invests in CDX contracts, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. To mitigate counterparty risk, the Fund will sometimes require the counterparty to post collateral to the Fund’s custodian to cover the exposure.

The Fund may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a credit event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
 (Unaudited)

For the period ended July 31, 2012, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements was as follows:
Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Contracts	contracts and Change in unrealized
appreciation (depreciation) on swap
	contracts	125,934	16,712

During the period ended July 31, 2012, the Fund had written total notional value of swap contracts of $6,737,600.  The total notional value of terminated swap contracts was $5,066,400.  No collateral was posted by either party as of July 31, 2012.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended July 31, 2012.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2012, the SMI Balanced Fund held restricted securities representing 4.35% of net assets, as listed on the following page:

The Sound Mind Investing Funds
Notes to the Schedule of Investments
July 31, 2012
 (Unaudited)

	Acquisition	Principal	Amortized	Fair
Issuer Description	Date	Amount	Cost	Value
Credit Suisse Mortgage Capital Certificate,
5.250%, 03/27/2037	6/13/2011	$29,974	$29,983	$30,596
Deutsche Telekom International Finance BV,
2.250%, 03/06/2017	(a)	155,000	154,280	156,882
FDIC Trust, Series 2011-C1, Class A,
1.840%, 04/25/2031	(b)	74,072	74,468	75,188
Ford Motor Credit Co. LLC, 4.207%, 04/15/2016	(c)	100,000	101,275	103,618
Ford Motor Credit Co. LLC, 3.984%, 06/15/2016	(d)	65,000	65,076	67,144
GS Mortgage Securities Corp. II, Series 2007-EOP,
Class A1, 1.103%, 03/06/2020	(e)	81,293	80,590	81,034
Hertz Vehicle Financing, LLC, Series 2009-2A,
Class A1, 4.260%, 03/25/2013	4/21/2011	100,000	102,929	101,553
Hertz Vehicle Financing, LLC, Series 2011-1A,
Class A1, 2.200%, 03/25/2015	(f)	160,000	160,681	164,097
ING Bank NV, 3.750%, 03/07/2017	(g)	165,000	164,397	170,543
Liberty Mutual Group, 6.700%, 08/15/2016	1/19/2012	25,000	27,102	28,163
Liberty Mutual Group, 5.000%, 06/01/2021	(h)	140,000	138,386	144,375
MetLife Institutional Funding, 1.700%, 06/29/2015	(i)	230,000	230,184	231,858
Nationwide Financial Services., 5.375%, 03/25/2021	(j)	155,000	155,903	163,027
Principal Life Global Funding II, 5.625%, 07/09/2014	7/12/2012	20,000	20,000	20,000
Prudential Holdings, LLC, 8.695%, 12/18/2023	2/24/2011	41,000	49,336	50,872
Prudential Insurance Co. or America, 8.300%, 07/01/2025	(k)	85,000	105,146	114,709
Structured Asset Securities Corp., 2005-S7,
Class A2, 0.536%, 12/25/2035	6/22/2011	22,970	14,359	17,310

				1,720,969
(a) Purchased on various dates beginning 02/29/2012.
(b) Purchased on various dates beginning 04/18/2011.
(c) Purchased on various dates beginning 12/15/2011.
(d) Purchased on various dates beginning 06/17/2011.
(e) Purchased on various dates beginning 03/10/2011.
(f) Purchased on various dates beginning 06/13/2011.
(g) Purchased on various dates beginning 03/01/2012.
(h) Purchased on various dates beginning 08/11/2011.
(i) Purchased on various dates beginning 06/27/2012.
(j) Purchased on various dates beginning 04/20/2011.
(k) Purchased on various dates beginning 05/17/2011.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 28, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date           09/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
John C. Swhear_
John C. Swhear, Interim President

Date           09/28/2012

By
Robert W. Silva
Robert W. Silva, Treasurer

Date           09/28/2012